PGIM AAA CLO ETF
Schedule of Investments  (unaudited)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.6%
Asset-Backed Securities
Collateralized Loan Obligations
AGL CLO Ltd. (Cayman Islands),
Series 2020-05A, Class A1RR, 144A, 3 Month SOFR + 0.938% (Cap N/A, Floor 0.938%)	5.817%(c)	07/20/34	15,000	$15,040,218
Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.029(c)	12/02/34	500	500,251
Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.987(c)	10/20/37	5,000	5,022,094
Series 2022-22A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.750(c)	01/20/37	15,000	15,000,000
Series 2024-32A, Class A1, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	6.645(c)	07/21/37	12,000	12,037,954
Series 2024-33A, Class A1, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	6.559(c)	07/21/37	5,570	5,590,223

AGL Core CLO Ltd. (Cayman Islands), Series 2021-15A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.029(c)	01/20/35	537	537,266
AIMCO CLO Ltd. (Cayman Islands), Series 2021-16A, Class AR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.047(c)	07/17/37	5,185	5,205,491
AIMCO CLO Ltd. (United Kingdom), Series 2022-18A, Class A1LR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.977(c)	07/20/37	15,000	15,075,240
Allegany Park CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.917(c)	01/20/35	1,750	1,750,270
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR3, 144A, 3 Month SOFR + 1.560% (Cap N/A, Floor 1.560%)	6.177(c)	04/28/37	7,095	7,131,900
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.079(c)	01/19/35	2,000	2,004,930
Series 2021-17A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.088(c)	07/15/34	4,000	4,009,370
Series 2024-30A, Class A1, 144A	0.000(cc)	01/20/37	10,000	10,000,000

Apidos CLO, Series 2018-18A, Class A1R2, 144A	0.000(cc)	01/22/38	8,450	8,450,000
Apidos CLO Ltd. (United Kingdom), Series 2023-44A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.977(c)	10/26/37	15,000	15,079,041

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Apidos CLO (Cayman Islands), Series 2013-12A, Class ARR, 144A, 3 Month SOFR + 1.080% (Cap N/A, Floor 1.080%)	5.736%(c)	04/15/31	442	$441,668
Ares CLO Ltd. (Cayman Islands),
Series 2020-56A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.422%)	6.047(c)	10/25/34	850	850,450
Series 2021-60A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.014(c)	07/18/34	460	460,130
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2019-14A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.039(c)	07/20/32	461	461,663
Series 2019-15A, Class A1R, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.846(c)	10/23/32	1,000	1,003,911
Series 2019-15A, Class A2R, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.376(c)	10/23/32	2,000	2,008,688
Series 2024-24A, Class A1, 144A	0.000(cc)	01/20/38	10,000	10,000,000

Atlas Senior Loan Fund Ltd. (United Kingdom), Series 2024-23A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.867(c)	07/20/37	5,000	5,041,582
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.406(c)	07/15/30	920	922,486
Bain Capital Credit CLO (Cayman Islands), Series 2019-01A, Class AR2, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	5.847(c)	04/19/34	5,000	5,021,603
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.759(c)	10/20/34	5,000	5,033,967
Series 2021-06A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)	6.029(c)	10/21/34	1,000	1,002,406
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.952(c)	04/18/35	7,000	7,019,394
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	6.027(c)	10/16/37	5,000	5,023,205
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.176(c)	07/15/37	20,000	20,136,524
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	6.723(c)	07/16/37	5,000	5,023,607

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.462%)	6.079%(c)	07/20/34	7,664	$7,683,424
Series 2021-02A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.049(c)	01/20/35	5,060	5,072,207
Series 2022-01A, Class A, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	6.047(c)	04/20/34	3,700	3,709,515

Ballyrock CLO Ltd. (Cayman Islands), Series 2020-14A, Class A1AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	6.679(c)	07/20/37	8,500	8,522,458
Barings CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.068(c)	07/15/34	15,000	15,003,901
Series LP-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.979(c)	01/20/34	1,500	1,501,433
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	6.917(c)	04/20/35	810	813,804
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.667(c)	10/20/35	1,000	1,004,989
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.237(c)	04/20/37	1,000	1,006,541
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.066(c)	01/25/35	4,955	4,966,891
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.046(c)	04/24/34	2,750	2,756,614
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.817(c)	05/17/31	697	699,478
Series 2019-14A, Class AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.069(c)	01/20/35	2,500	2,505,930
Series 2019-16A, Class A1R2, 144A	0.000(cc)	01/20/38	10,000	10,000,000
Series 2020-15A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.947(c)	01/17/33	11,000	11,035,647
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.917(c)	03/09/34	2,000	2,001,355
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.098(c)	07/15/34	570	571,327
Series 2022-23A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	6.076(c)	10/15/37	6,500	6,555,212

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06BR, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.069%(c)	07/20/34	1,000	$1,002,434
Series 2021-23A, Class A1, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.967(c)	04/25/34	2,500	2,505,799
BlueMountain CLO Ltd. (Cayman Islands),
Series 2019-24A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.979(c)	04/20/34	1,250	1,251,190
Series 2020-30A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	6.026(c)	04/15/35	600	601,557
Series 2021-32A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.088(c)	10/15/34	1,500	1,503,727

Broad River BSL Funding CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.049(c)	07/20/34	6,250	6,266,469
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 0.000%)	5.988(c)	07/15/31	2,740	2,741,079
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	6.086(c)	07/15/37	5,000	5,019,123
Series 2022-01A, Class A, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.977(c)	04/15/35	5,000	5,010,445

Capital Four US CLO Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.104(c)	01/18/35	2,753	2,759,740
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.879(c)	04/17/31	110	110,600
Series 2014-03RA, Class A1A, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 0.000%)	5.929(c)	07/27/31	105	105,519
Series 2015-04A, Class A1RR, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.837(c)	07/20/32	9,121	9,132,111
Series 2015-05A, Class A1R3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.717(c)	01/20/32	2,769	2,769,586
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.535(c)	10/21/37	2,000	2,006,105
Series 2019-01A, Class A1AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.959(c)	04/20/31	213	213,845

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
CarVal CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.372%)	5.989%(c)	04/20/32	4,687	$4,694,489
Series 2019-01A, Class AR2, 144A	0.000(cc)	04/20/32	20,000	20,000,000
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	6.260(c)	10/22/37	3,500	3,529,234
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	6.057(c)	07/20/37	9,000	9,048,989

Cathedral Lake Ltd. (Cayman Islands), Series 2021-07RA, Class AR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.836(c)	01/15/32	722	722,995
CBAM Ltd. (Cayman Islands),
Series 2018-08A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	6.206(c)	07/15/37	2,250	2,268,905
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.059(c)	07/20/34	3,500	3,508,786

CIFC Falcon Ltd. (Cayman Islands), Series 2019-FAL, Class A, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.879(c)	01/20/33	800	800,406
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	5.876(c)	04/24/31	649	650,020
Series 2015-04A, Class A1A2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	5.949(c)	04/20/34	5,930	5,932,398
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	5.894(c)	04/18/31	3,140	3,144,232
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	6.021(c)	10/20/37	5,000	5,012,301
Series 2019-05A, Class A1R1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.058(c)	01/15/35	1,800	1,800,844
Series 2022-05A, Class A1R, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.167(c)	01/16/37	1,000	1,004,596
Series 2023-03A, Class A, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.217(c)	01/20/37	1,100	1,105,370

CIFC Funding Ltd., Series 2017-05A, Class AR, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	6.057(c)	07/17/37	7,000	7,024,279
Clover CLO LLC, Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.147(c)	04/20/37	3,000	3,014,528

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-30A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.897%(c)	01/20/34	5,000	$5,048,437
Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.079(c)	04/20/34	2,750	2,754,698
Series 2022-32A, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	6.085(c)	07/24/34	1,710	1,711,275
Series 2024-33A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.217(c)	04/20/37	8,700	8,774,994
Series 2024-34A, Class A1, 144A	0.000(cc)	01/25/38	10,000	10,000,000

CQS US CLO Ltd. (Cayman Islands), Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.817(c)	01/20/35	8,000	8,000,000
CQS US CLO Ltd. (United Kingdom), Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)	6.516(c)	01/25/37	2,500	2,523,655
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.069(c)	07/20/34	250	250,652
Series 2021-01A, Class A1A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.049(c)	07/20/34	3,000	3,007,724
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)	6.227(c)	04/20/37	1,500	1,512,262
Series 2024-06A, Class A1, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	6.823(c)	07/15/37	1,000	1,007,656

Danby Park CLO Ltd. (United Kingdom), Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.977(c)	10/21/37	10,210	10,256,249
Diameter Capital CLO Ltd. (Cayman Islands), Series 2024-07A, Class A1A, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	6.806(c)	07/20/37	5,000	5,018,088
Elevation CLO Ltd. (Cayman Islands),
Series 2020-11A, Class A1R, 144A, 3 Month SOFR + 1.470% (Cap N/A, Floor 1.470%)	6.126(c)	10/15/37	4,000	4,035,871
Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.108(c)	07/15/34	2,000	2,004,902
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.907(c)	10/20/37	10,000	10,048,122

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Elmwood CLO Ltd. (Cayman Islands), (cont’d.)
Series 2019-03A, Class A1RR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	6.012%(c)	07/18/37	4,000	$4,012,714
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.915(c)	10/17/37	5,000	5,019,949
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	5.887(c)	04/20/34	12,000	12,021,798
Series 2021-05A, Class AR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.926(c)	10/15/37	10,325	10,368,118
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.177(c)	04/17/37	3,500	3,519,378
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.137(c)	04/20/37	1,500	1,507,449
Series 2024-06A, Class A, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	6.730(c)	07/17/37	6,160	6,179,537

Elmwood CLO Ltd., Series 2020-03A, Class ARR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	6.012(c)	07/18/37	9,500	9,530,459
Empower CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.007(c)	10/20/37	16,000	16,078,859
Galaxy CLO Ltd. (Cayman Islands), Series 2018-25A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	6.046(c)	04/25/36	3,600	3,603,862
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.756(c)	10/14/35	1,000	1,008,902
Series 2023-01A, Class AJ, 144A, 3 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	7.206(c)	10/14/35	1,000	1,008,719
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	6.063(c)	10/20/37	7,000	7,033,403
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	6.042(c)	10/22/37	23,400	23,528,602
Series 04A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	6.047(c)	07/20/37	8,000	8,053,914
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.252(c)	04/22/37	2,685	2,706,764
Series 07A, Class A2R, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.632(c)	04/22/37	1,500	1,514,594

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Generate CLO Ltd. (Cayman Islands), (cont’d.)
Series 08A, Class A1R2, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.922%(c)	01/20/38	8,000	$8,066,003

Goldentree Loan Management US CLO Ltd. (Cayman Islands), Series 2021-09A, Class AR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	6.117(c)	04/20/37	20,000	20,166,802
Golub Capital Partners CLO Ltd. (United Kingdom),
Series 2023-66A, Class A, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.576(c)	04/25/36	5,120	5,146,194
Series 2024-76A, Class A1, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	6.112(c)	10/25/37	4,750	4,767,569

Golub Capital Partners CLO Ltd., Series 2022-62A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.978(c)	10/15/37	5,000	5,022,942
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.909(c)	04/26/31	497	497,637
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	6.057(c)	10/20/31	645	647,100

Hayfin US Ltd. (Cayman Islands), Series 2024-15A, Class A1, 144A, 3 Month SOFR + 1.640% (Cap N/A, Floor 1.640%)	6.257(c)	04/28/37	2,250	2,265,847
Highbridge Loan Management Ltd. (Cayman Islands), Series 5A-2015, Class A1R3, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	6.068(c)	10/15/30	3,210	3,213,172
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1R3, 144A	0.000(cc)	04/20/34	10,000	10,000,000
Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.019(c)	04/20/34	6,000	6,000,000
Series 2021-16A, Class A1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.028(c)	01/23/35	3,790	3,795,622

ICG Rhinebeck CLO Ltd. (Cayman Islands), Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.089(c)	10/26/34	500	501,366
ICG US CLO Ltd. (Cayman Islands), Series 2024-R1A, Class A, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.974(c)	01/25/38	7,000	7,000,000

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.079%(c)	10/20/34	250	$250,648
Series 2020-15A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	6.026(c)	07/15/35	6,000	6,004,376

Katayma CLO Ltd. (United Kingdom), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.617(c)	10/20/36	4,000	4,031,216
KKR CLO Ltd. (Cayman Islands),
Series 17, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.998(c)	04/15/34	2,600	2,605,329
Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	5.834(c)	07/18/30	1,181	1,182,382
Series 2024-47A, Class A, 144A	0.000(cc)	01/15/38	10,000	10,000,000
Series 49A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.997(c)	10/20/37	7,500	7,510,789
LCM Ltd. (Cayman Islands),
Series 31A, Class AR, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.897(c)	07/20/34	3,350	3,370,818
Series 32A, Class A1, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	5.989(c)	07/20/34	1,600	1,603,722
Series 39A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.996(c)	10/15/34	10,000	10,007,327
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class AR3, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.232(c)	01/22/37	2,090	2,107,721
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.946(c)	10/15/32	3,565	3,567,471
Series 2019-34A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	6.017(c)	10/16/37	13,000	13,064,159
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.186(c)	04/15/37	9,695	9,759,889
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.029(c)	07/17/34	500	500,148
Series 2021-48A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)	6.029(c)	04/19/33	2,457	2,460,678
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	6.132(c)	04/18/37	1,500	1,509,723
Series 2022-57A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.897(c)	07/27/34	5,480	5,493,035

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Madison Park Funding Ltd. (Cayman Islands), (cont’d.)
Series 2022-60A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.996%(c)	10/25/37	25,000	$25,092,410

Marathon CLO Ltd. (Cayman Islands), Series 2020-15A, Class A1B, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.973(c)	08/15/37	10,000	10,035,550
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.128(c)	10/15/34	1,750	1,750,000
Series 2021-02A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.087(c)	07/25/34	2,500	2,506,143
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	6.149(c)	10/17/34	1,500	1,503,935

Menlo CLO Ltd. (Cayman Islands), Series 2024-01A, Class A1, 144A	0.000(cc)	01/20/38	20,000	20,000,000
MidOcean Credit CLO (Cayman Islands),
Series 2016-06A, Class ARRR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	5.847(c)	04/20/33	16,556	16,589,199
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.029(c)	07/20/31	2,402	2,405,966
Series 2019-10A, Class A1RR, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.936(c)	10/23/34	4,000	4,003,902

MidOcean Credit CLO Ltd. (United Kingdom), Series 2023-12A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.972(c)	04/18/36	2,000	2,001,038
Mountain View CLO LLC (Cayman Islands), Series 2017-02A, Class AR, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)	5.949(c)	01/16/31	869	870,283
Mountain View CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.460% (Cap N/A, Floor 1.460%)	6.116(c)	04/15/34	4,020	4,029,371
MP CLO Ltd. (Cayman Islands), Series 2015-02A, Class ARR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.079(c)	04/28/34	3,715	3,724,417
Nassau Ltd. (United Kingdom), Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.170% (Cap N/A, Floor 1.170%)	5.826(c)	01/15/31	684	683,937
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class AR, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	5.958(c)	04/15/34	5,000	5,009,973

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-24A, Class AR2, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.977%(c)	10/19/38	10,000	$10,038,154
Series 2019-31A, Class AR, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	5.919(c)	04/20/31	1,177	1,178,533
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.989(c)	10/16/33	1,000	1,002,089

Neuberger Berman Loan Advisers CLO Ltd. (United Kingdom), Series 2022-51A, Class AR, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.906(c)	10/23/36	5,790	5,800,491
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	6.067(c)	07/19/37	2,000	2,016,443
Series 2018-12BA, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	6.137(c)	06/15/31	10,000	10,028,283
Series 2018-14BA, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.766(c)	11/13/31	19,376	19,417,052
Series 2020-22A, Class A2RR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.947(c)	09/16/31	1,500	1,512,192
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.003(c)	04/22/30	1,287	1,289,047
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.068(c)	07/15/34	2,210	2,214,851
Series 2021-01A, Class A1, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.078(c)	07/15/34	1,875	1,879,724
Series 2022-03A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	6.036(c)	10/15/37	14,000	14,089,403
Series 2024-25A, Class A, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	6.167(c)	04/20/37	12,000	12,063,349
Ocean Trails CLO Ltd. (United Kingdom),
Series 2022-12A, Class A1R, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.947(c)	07/20/35	7,930	7,934,892
Series 2024-15A, Class A, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.356(c)	01/15/37	3,000	3,022,969
Series 2024-16A, Class A1, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	5.971(c)	01/20/38	10,000	10,000,000

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.897%(c)	01/15/33	7,550	$7,551,770
Octagon Investment Partners 32 Ltd., Series 2017-01A, Class A1R3, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 0.000%)	5.991(c)	10/31/37	5,000	5,013,833
Octagon Investment Partners 49 Ltd. (Cayman Islands), Series 2020-05A, Class AR, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.176(c)	04/15/37	2,505	2,515,070
Octagon Investment Partners 51 Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.029(c)	07/20/34	3,000	3,008,406
OFSI BSL CLO Ltd. (Cayman Islands), Series 2024-14A, Class A, 144A, 3 Month SOFR + 1.460% (Cap N/A, Floor 1.460%)	6.649(c)	07/20/37	14,900	14,995,774
OHA Credit Funding Ltd., Series 2020-07A, Class AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.917(c)	02/24/37	1,465	1,468,190
OHA Credit Funding Ltd. (Cayman Islands), Series 2020-05A, Class AR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	6.131(c)	10/18/37	4,600	4,621,295
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 0.868% (Cap N/A, Floor 0.868%)	5.516(c)	04/17/31	1,679	1,681,229
Series 2016-15A, Class A1RR, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.837(c)	04/20/33	4,000	4,003,782
Series 2017-19A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	6.006(c)	01/15/35	10,550	10,636,161

Palmer Square CLO Ltd. (Cayman Islands), Series 2022-03A, Class A1R, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.967(c)	07/20/37	20,375	20,460,907
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.062% (Cap N/A, Floor 1.062%)	5.679(c)	07/20/29	59	59,087
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	6.018(c)	02/14/34	720	722,073

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.879%(c)	10/20/31	793	$793,898

Pikes Peak CLO (Cayman Islands), Series 2020-06A, Class AR2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.917(c)	05/18/34	3,500	3,506,899
Pikes Peak CLO Ltd. (United Kingdom), Series 2024-16A, Class A1, 144A, 3 Month SOFR + 1.460% (Cap N/A, Floor 1.460%)	6.775(c)	07/25/37	2,725	2,734,138
PPM CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	6.147(c)	04/16/37	1,000	1,002,346
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.094(c)	10/18/34	3,500	3,508,302
Rad CLO Ltd. (Cayman Islands),
Series 2019-05A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.016(c)	07/24/32	593	593,679
Series 2019-06A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.007(c)	10/20/37	15,000	15,051,718
Series 2020-07A, Class A1R, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.997(c)	04/17/36	1,300	1,305,821
Series 2021-12A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.021(c)	10/30/34	3,000	3,005,979
Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.088(c)	01/15/35	1,500	1,503,466
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.617(c)	04/20/35	600	603,092
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.225(c)	06/20/34	2,000	2,000,762
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.046(c)	10/15/37	14,000	14,059,464
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.856(c)	01/15/33	4,000	4,012,496
Series 2021-01A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.018(c)	01/15/34	2,200	2,201,056
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.029(c)	01/20/35	1,000	1,000,449
Series 2022-02A, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.867(c)	07/20/35	4,300	4,314,235

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 0.000%)	6.069%(c)	10/20/30	182	$182,793
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.039(c)	10/20/31	361	362,339
Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.137(c)	01/20/36	1,375	1,379,443
Series 2021-01A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.049(c)	07/20/34	2,450	2,455,858
Series 2021-03A, Class A1R, 144A	0.000(cc)	01/15/38	15,000	15,000,000
Series 2022-03A, Class AR, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	6.057(c)	07/20/37	3,250	3,262,685

Rockford Tower CLO Ltd., Series 2017-02A, Class AR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	5.938(c)	10/15/29	75	75,510
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.766(c)	07/25/31	2,153	2,156,965
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	5.884(c)	05/07/31	112	112,335
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 0.262%)	5.875(c)	08/15/30	67	66,773
Series 2021-16A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.089(c)	10/20/34	3,000	3,004,486
Signal Peak CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.978(c)	10/20/37	5,000	5,042,587
Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.943(c)	10/20/37	25,000	25,122,012
Series 2024-11A, Class A1, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	6.771(c)	07/18/37	20,000	20,103,030

Signal Peak CLO Ltd., Series 2018-05A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	6.176(c)	04/25/37	1,500	1,512,525
Signal Peak CLO Ltd. (United Kingdom), Series 2022-12A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.032(c)	07/18/37	6,000	6,035,759

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Silver Rock CLO (Cayman Islands), Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.880% (Cap N/A, Floor 1.880%)	6.497%(c)	01/20/36	2,000	$2,018,086
Silver Rock CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	6.037(c)	10/20/37	6,000	6,029,460
Sixth Street CLO Ltd. (Cayman Islands), Series 2017-08A, Class A1R2, 144A	0.000(cc)	10/20/34	11,500	11,500,000
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	5.949(c)	01/26/31	237	237,876
Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.917(c)	10/26/31	6,352	6,354,816
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.959(c)	01/20/32	773	773,163
Series 2019-01A, Class ARR, 144A	0.000(cc)	01/20/32	10,000	10,000,000
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.088(c)	07/15/34	2,250	2,253,367
Series 2020-03A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.906(c)	01/25/32	7,000	7,012,594

Strata CLO Ltd. (Cayman Islands), Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.997(c)	10/20/33	3,500	3,508,087
Symphony CLO Ltd. (Cayman Islands), Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)	5.869(c)	04/16/31	4,538	4,544,292
Symphony CLO Ltd. (Bermuda), Series 2023-40A, Class A1, 144A, 3 Month SOFR + 1.640% (Cap N/A, Floor 1.640%)	6.296(c)	01/14/34	6,540	6,551,340
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.046(c)	10/29/34	1,815	1,819,624
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.897(c)	10/20/32	4,800	4,802,187
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.049(c)	03/18/34	3,250	3,257,801
Series 2021-01A, Class A1R1, 144A	0.000(cc)	01/20/38	10,000	10,000,000
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.067(c)	07/25/34	1,000	1,002,485

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
TCW CLO Ltd. (Cayman Islands), (cont’d.)
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.972%(c)	04/22/33	4,570	$4,580,552

THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.039(c)	07/20/34	1,000	1,002,183
TIAA CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.757(c)	01/20/32	4,649	4,654,801
TICP CLO Ltd. (Cayman Islands),
Series 2017-07A, Class ASR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.947(c)	04/15/33	2,250	2,256,747
Series 2018-12A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.088(c)	07/15/34	2,500	2,501,268
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	6.487(c)	01/20/36	1,500	1,512,601
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.856(c)	07/15/34	1,000	1,010,798
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.606(c)	01/15/36	1,750	1,773,867
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	6.732(c)	07/18/37	3,000	3,010,475

Tralee CLO Ltd. (Cayman Islands), Series 2021-07A, Class A1, 144A, 3 Month SOFR + 1.582% (Cap N/A, Floor 1.320%)	6.207(c)	04/25/34	3,000	3,008,442
Trimaran CAVU Ltd. (Cayman Islands),
Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	6.046(c)	07/23/37	3,500	3,522,228
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.032(c)	10/22/37	5,000	5,018,570
Series 2024-01A, Class A, 144A	0.000(cc)	01/25/38	4,700	4,700,000
Trinitas CLO Ltd. (Cayman Islands),
Series 2019-11A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.757(c)	07/15/34	10,000	10,000,000
Series 2021-16A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.059(c)	07/20/34	1,000	1,002,372
Series 2022-20A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.147(c)	07/20/35	1,500	1,504,021

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Trinitas CLO Ltd. (Cayman Islands), (cont’d.)
Series 2023-22A, Class A1, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.467%(c)	07/20/36	2,000	$2,011,272
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	6.307(c)	01/20/35	2,000	2,008,643
Venture CLO Ltd. (Cayman Islands),
Series 2019-37A, Class A1RR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.906(c)	07/15/32	2,500	2,506,601
Series 2021-42A, Class A1A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	6.048(c)	04/15/34	5,250	5,255,235

Venture CLO Ltd. (United Kingdom), Series 2022-46A, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	6.067(c)	10/20/37	11,000	11,038,064
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.857(c)	04/25/31	1,544	1,547,066
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.918(c)	07/15/31	4,947	4,954,407
Series 2018-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	6.523(c)	10/15/37	1,000	1,002,971
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.039(c)	07/19/34	3,250	3,261,200

Warwick Capital CLO Ltd. (United Kingdom), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.606(c)	01/15/37	1,500	1,516,841
Wellfleet CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)	6.138(c)	07/15/34	2,500	2,505,819
Series 2022-01A, Class A1RN, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	6.076(c)	07/15/37	10,000	10,070,961
Series 2022-02A, Class AR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	6.052(c)	10/18/37	10,000	10,052,283

Whitebox CLO Ltd. (Cayman Islands), Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	5.926(c)	10/15/35	10,000	10,020,089
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.128(c)	10/15/34	250	250,573
Series 2021-03A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.029(c)	07/20/33	2,704	2,705,591

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Wind River CLO Ltd. (Cayman Islands), (cont’d.)
Series 2024-01A, Class A, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.217%(c)	04/20/37	3,000	$3,022,552

Z Capital Credit Partners BSL CLO Ltd. (Cayman Islands), Series 2024-01A, Class A, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.597(c)	04/16/36	3,250	3,296,144

Total Asset-Backed Securities (cost $1,382,585,301)				1,385,583,738

Total Long-Term Investments (cost $1,382,585,301)				1,385,583,738

	Shares
Short-Term Investment 10.8%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.753%) (cost $150,860,413)(wb)	150,860,413	150,860,413

TOTAL INVESTMENTS 110.4% (cost $1,533,445,714)		1,536,444,151
Liabilities in excess of other assets (10.4)%		(144,626,773)

Net Assets 100.0%		$1,391,817,378

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO—Collateralized Loan Obligation
N/A—Not Applicable
SOFR—Secured Overnight Financing Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(wb)	Represents an investment in a Fund affiliated with the Manager.

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Other information regarding the Fund is available in theFund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).